Share-Based Compensation - Schedule of Nonvested Performance Stock Units (Details) - Performance stock units shares in Thousands	12 Months Ended
Sep. 30, 2025 $ / shares shares
Performance Stock Units
Nonvested, beginning of period (in shares) | shares	248
Granted (in shares) | shares	125
Vested (in shares) | shares	(120)
Forfeited (in shares) | shares	(7)
Nonvested, end of period (in shares) | shares	246
Weighted Average Grant Date Fair Value
Nonvested, beginning of period (in usd per share) | $ / shares	$ 178
Granted (in usd per share) | $ / shares	243
Vested (in usd per share) | $ / shares	158
Forfeited (in usd per share) | $ / shares	211
Nonvested, end of period (in usd per share) | $ / shares	$ 220